Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Cash and cash equivalents	$ 21,989	$ 37,320
Restricted cash	8,237	2,954
Total	$ 30,226	$ 40,274	$ 36,627	$ 56,806